Average Annual Total Returns{- Fidelity Mid Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds PRO-12 - Fidelity Mid Cap Index Fund	Fidelity Mid Cap Index Fund Return Before Taxes Past 1 year	Fidelity Mid Cap Index Fund Return Before Taxes Past 5 years	Fidelity Mid Cap Index Fund Return Before Taxes Since Inception		Fidelity Mid Cap Index Fund After Taxes on Distributions Past 1 year	Fidelity Mid Cap Index Fund After Taxes on Distributions Past 5 years	Fidelity Mid Cap Index Fund After Taxes on Distributions Since Inception		Fidelity Mid Cap Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Mid Cap Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Mid Cap Index Fund After Taxes on Distributions and Sales Since Inception		RS006 Past 1 year	RS006 Past 5 years	RS006 Since Inception
Total	17.11%	13.40%	14.08%	[1]	16.41%	12.65%	13.33%	[1]	10.53%	10.54%	11.54%	[1]	17.10%	13.40%	14.11%	[1]

[1]	(a)From September 8, 2011